CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of convertible debt.

December 31, 2019
Convertible Debentures, due September 18, 2020:
Principal value	$600,000
Debt discount	(401,957)
Amortization of Debt Discount	99,954
Carrying value of convertible notes	297,997
Total short-term carrying value of Convertible Debentures	$297,997

Embedded Derivative Liability:
Fair value of derivative liability, December 31, 2018	$-
Fair value of derivative liability at issuance recorded as debt Discount	193,164
Change in fair value of derivative liability	(21,665)
Fair value of derivative liability, December 31, 2019	$171,499

Schedule of estimated the fair value

The Company estimated the fair value of the monthly payment provision using a Monte Carlo Simulation, with 10,000 trials, with the following key inputs:

December 31, 2019
Stock price	$0.07 - $0.10
Terms (years)	0.72 – 1.00
Volatility	153.9% - 195.7%
Risk-free rate	1.60% - 1.87%
Probability of QPI	50%

Schedule of estimated the fair value of these warrants using Black-Scholes

These Common Stock purchase warrants did not trade on an active securities market, and as such, the Company estimated the fair value of these warrants using the Black-Scholes method and the following assumptions:

	December 31, 2019	December 31, 2018
Closing trade price of Common Stock	$0.07	$-
Intrinsic value of conversion option per share	$0.07	$-

	December 31, 2019	December 31, 2018
Annual Dividend Yield	0.0%	-
Expected Life (Years)	5	-
Risk-Free Interest Rate	1.68%-1.69%	-
Expected Volatility	445.01%-453.08%	-